Vessels, net, Detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 60,161	$ 0
Transfer from advances for vessel acquisitions and other vessel costs	11,017	0
Acquisitions and other vessels' costs	63,386	60,161
Vessels' cost, ending balance	134,564	60,161
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(740)	0
Depreciation	(5,716)	(740)
Accumulated depreciation, ending balance	(6,456)	(740)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	59,421	0
Transfer from advances for vessel acquisitions and other vessel costs	11,017	0
Acquisitions and other vessels' costs	63,386	60,161
Depreciation	(5,716)	(740)
Vessel's net book value, ending balance	$ 128,108	$ 59,421